LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Principal value
5.375% senior secured notes due December 2020	$—	$240
6.25% senior secured notes due April 2023	315	315
5.75% senior secured notes due July 2027	350	—
	665	555
Less: Unamortized debt issue costs	(8)	(5)
	$657	$550
Maturities of long-term debt are as follows:

(US $ millions)	2020	2021	2022	2023	2024	Thereafter	Total
Maturities of long-term debt	$—	$—	$—	$315	$—	$350	$665